SHAREHOLDERS EQUITY (Schedule of Warrant Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity [Line Items]
Expected life (in years)	6 years 3 months
Expected dividend yield	0.00%	0.00%	0.00%
Fair value:
Warrants	$ 5,519,000
Minimum [Member]
Stockholders' Equity [Line Items]
Expected life (in years)		4 years 6 months	4 years 6 months
Maximum [Member]
Stockholders' Equity [Line Items]
Expected life (in years)		6 years 3 months	6 years 3 months
Warrants [Member]
Stockholders' Equity [Line Items]
Expected dividend yield		0.00%
Warrants [Member] | Minimum [Member]
Stockholders' Equity [Line Items]
Risk-free interest		0.08%
Expected volatility		50.00%
Expected life (in years)		1 month 28 days
Fair value:
Warrants		$ 15
Warrants [Member] | Maximum [Member]
Stockholders' Equity [Line Items]
Risk-free interest		1.72%
Expected volatility		123.00%
Expected life (in years)		4 years 10 months 24 days
Fair value:
Warrants		$ 18.24